Depreciation and Amortization (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Depreciation and Amortization
Cost of goods sold	¥ 8,785	$ 1,378	¥ 6,017	¥ 15,473
Selling expenses	33	5	11	0
Administrative expenses	3,547	557	35,694	25,978
Depreciation	¥ 12,365	$ 1,940	¥ 41,722	¥ 41,451